Restructuring Costs (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 3,602	$ 5,125	$ 4,000	$ 4,462
Current portion of restructuring reserve	1,594	1,513
Long-term restructuring reserve	2,008	3,612
Work force reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	190	353	65	671
Restructuring reserve completion date	Jan. 31, 2015
Store closures [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 3,412	$ 4,772	$ 3,935	$ 3,791
Restructuring reserve completion date	Jan. 31, 2017